SCHEDULE OF ISSUED AND PAID-UP CAPITAL (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Fully paid Ordinary Shares	$ 153,574,974	$ 140,111,073
Total contributed equity	$ 153,574,974	$ 140,111,073	$ 125,498,824